STATEMENTS OF CONSOLIDATED STOCKHOLDERS' DEFICIT (USD $)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Stockholders' Equity, beginning of period, Value at Dec. 31, 2010		$ 115,545	$ 12,595,705	$ (12,769,370)	$ (58,120)
Stockholders' Equity, beginning of period, Shares at Dec. 31, 2010		115,545,000
Net Income (Loss) for the Period				(42,501)	(42,501)
Stockholders' Equity, end of period, Value at Dec. 31, 2011		115,545	12,595,705	(12,811,871)	(100,621)
Stockholders' Equity, end of period, Shares at Dec. 31, 2011		115,545,000
Net Income (Loss) for the Period				(12,207)	(12,207)
Stockholders' Equity, end of period, Value at Dec. 31, 2012			12,595,705	(12,824,078)	(112,828)
Stockholders' Equity, beginning of period, Shares at Dec. 31, 2012		115,545,000
Stock issued for services, Value	20,000	2,250			22,250
Stock issued for services, Shares	20,000,000	2,250,000
Stock cancelled, Value	(20,000)				(20,000)
Stock cancelled, Shares	(20,000,000)
Net Income (Loss) for the Period				8,490	8,490
Stockholders' Equity, end of period, Value at Dec. 31, 2013		2,250	12,595,705	(12,815,588)	(102,088)
Stockholders' Equity, end of period, Shares at Dec. 31, 2013		117,795,000
Net Income (Loss) for the Period				(21,536)	(21,536)
Stockholders' Equity, end of period, Value at Dec. 31, 2014		$ 2,250	$ 12,595,705	$ (12,837,124)	$ (123,624)
Stockholders' Equity, end of period, Shares at Dec. 31, 2014		117,795,000